Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenues [Abstract]
Payroll and related benefits (including share-based compensation)	$ 373	$ 311
Raw materials subcontractors and auxiliary materials	307	440
Depreciation	89	93
Royalties to the IIA	38	53
Shipping	38	23
Others	56	35
Total	$ 901	$ 955